Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 4,003	$ 9,284	$ 13,871
Restricted cash			502
Related party accounts receivable, net	26,452	31,676	33,950
Subscription acquisition costs, current portion		29,706	25,931
Prepaid expenses and other	7,022	5,791	4,441
Current assets from discontinued operations	5,691	43,648
Total current assets	43,168	90,399	78,695
Property and equipment, net	261	328	735
Right of use assets	120	176	372
Platform development, net	8,095	8,723	10,330
Subscription acquisition costs, net of current portion		7,215	14,133
Acquired and other intangible assets, net	25,339	27,457	58,970
Other long-term assets	733	1,003	1,140
Goodwill	42,575	42,575	39,344
Noncurrent assets from discontinued operations		18,217
Total assets	120,291	188,878	203,719
Current Liabilities
Accounts payable	8,797	7,803	12,863
Accrued expenses and other liabilities	26,788	28,903	23,102
Related party revolving credit facility (Note 5)		19,609	14,092
Unearned revenue	12,370	16,938	58,703
Subscription refund liability	44	46	845
Current portion of lease liabilities (Note 4)	242	358	427
Contingent consideration		1,571
Liquidated damages payable	3,000	2,924	5,843
Simplify loan	7,748
Bridge notes	7,972	7,887	34,805
Debt	102,342	102,309	65,684
Current liabilities from discontinued operations	98,874	47,673
Total current liabilities	268,177	236,021	216,364
Long-Term Liabilities
Unearned revenue, net of current portion	624	542	19,701
Long term lease liabilities (Note 4)			358
Liquidating damages payable, net of current portion			494
Other long-term liabilities	244	406	5,307
Deferred tax liabilities	630	599	465
Noncurrent liabilities from discontinued operations		10,137
Total liabilities	269,675	247,705	242,689
Commitments and contingencies (Note 19)
Mezzanine equity:
Total mezzanine equity	168	168	13,176
Stockholders’ deficiency:
Common stock, $0.01 par value, authorized 1,000,000,000 shares; issued and outstanding: 29,513,563 and 23,836,706 shares at March 31, 2024 and December 31, 2023, respectively	294	237	182
Common stock to be issued
Additional paid-in capital	332,165	319,421	270,743
Accumulated equity	(482,011)	(378,653)	(323,071)
Total stockholders’ deficiency	(149,552)	(58,995)	(52,146)
Total liabilities, mezzanine equity and stockholders’ deficiency	120,291	188,878	203,719
Bridge Media Networks L L C [Member]
Current Assets
Cash and cash equivalents	173	47	18
Prepaid expenses and other	296	299	170
Total current assets	7,152	4,678	471
Property and equipment, net	9,566	9,128	3,716
Right of use assets	751	751	101
Goodwill	697	697	697
Trade name	303	303	303
Total assets	18,469	15,557	5,288
Current Liabilities
Accounts payable	388	194	398
Current portion of lease liabilities (Note 4)	190	163	16
Other accrued related party expenses	1,430	1,342
Total current liabilities	4,710	2,153	534
Long-Term Liabilities
Long term lease liabilities (Note 4)	568	589	85
Total long-term liabilities	568	589	85
Total liabilities	5,278	2,742	619
Stockholders’ deficiency:
Accumulated equity	13,191	12,815	4,669
Total stockholders’ deficiency	13,191	12,815	4,669
Total liabilities, mezzanine equity and stockholders’ deficiency	18,469	15,557	5,288
Bridge Media Networks L L C [Member] | Nonrelated Party [Member]
Current Assets
Related party accounts receivable, net	375	350	283
Current Liabilities
Accrued expenses and other liabilities	52	454	120
Bridge Media Networks L L C [Member] | Related Party [Member]
Current Assets
Related party accounts receivable, net	6,308	3,982
Property and equipment, net		369	3,700
Current Liabilities
Related party revolving credit facility (Note 5)	2,650	0
Series G Redeemable And Convertible Preferred Stock [Member]
Mezzanine equity:
Total mezzanine equity	$ 168	168	168
Series H Convertible Preferred Stock [Member]
Mezzanine equity:
Total mezzanine equity			$ 13,008
Previously Reported [Member]
Current Assets
Cash and cash equivalents		9,284
Restricted cash
Related party accounts receivable, net		44,811
Subscription acquisition costs, current portion		29,706
Prepaid expenses and other		6,598
Total current assets		90,399
Property and equipment, net		328
Right of use assets		176
Platform development, net		8,723
Subscription acquisition costs, net of current portion		7,215
Acquired and other intangible assets, net		38,459
Other long-term assets		1,003
Goodwill		42,575
Total assets		188,878
Current Liabilities
Accounts payable		10,357
Accrued expenses and other liabilities		30,771
Related party revolving credit facility (Note 5)		19,609
Unearned revenue		59,786
Subscription refund liability		449
Current portion of lease liabilities (Note 4)		358
Contingent consideration		1,571
Liquidated damages payable		2,924
Bridge notes		7,887
Debt		102,309
Total current liabilities		236,021
Long-Term Liabilities
Unearned revenue, net of current portion		10,679
Long term lease liabilities (Note 4)
Liquidating damages payable, net of current portion
Other long-term liabilities		406
Deferred tax liabilities		599
Total liabilities		247,705
Commitments and contingencies (Note 19)
Mezzanine equity:
Total mezzanine equity		168
Stockholders’ deficiency:
Common stock, $0.01 par value, authorized 1,000,000,000 shares; issued and outstanding: 29,513,563 and 23,836,706 shares at March 31, 2024 and December 31, 2023, respectively		237
Common stock to be issued
Additional paid-in capital		319,421
Accumulated equity		(378,653)
Total stockholders’ deficiency		(58,995)
Total liabilities, mezzanine equity and stockholders’ deficiency		188,878
Previously Reported [Member] | Series G Redeemable And Convertible Preferred Stock [Member]
Mezzanine equity:
Total mezzanine equity		168
Previously Reported [Member] | Series H Convertible Preferred Stock [Member]
Mezzanine equity:
Total mezzanine equity